SCHEDULE OF LOSS PER SHARE (Details) (Parenthetical) - Integer	Jun. 30, 2023		Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Ordinary shares	370,175	[1]	370,175
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	370,175			135,316

[1]	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023